Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2018	¥6,713
2019	6,305
2020	5,572
2021	4,570
2022	4,207
Thereafter	37,151

Total	¥64,518

Amounts Due under Non Cancelable Contracts	As of March 31, 2017, the amounts due are as follows:

Years ending March 31,	Millions of yen
2018	¥5,255
2019	4,239
2020	3,063
2021	828
2022	679
Thereafter	333

Total	¥14,397

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2016 and 2017:

	2016			2017
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥396,340	¥5,875	2023	¥451,597	¥7,274	2024
Transferred loans	174,322	1,587	2046	167,799	1,300	2047
Consumer loans	179,225	21,748	2018	249,719	29,641	2018
Housing loans	28,919	5,853	2051	26,448	5,362	2048
Other	482	179	2024	935	307	2025

Total	¥779,288	¥35,242	—	¥896,498	¥43,884	—